Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments		(continued)	June 30, 2026 (Unaudited)

COMMON STOCKS - 82.52% of net assets applicable to common unitholders
Shares		Issuer	Value

Canada - 1.63% of net assets applicable to common unitholders
Business Services - 1.00% of total investments
670	A	Shopify, Inc.	$76,501

Circuit Boards - 0.97% of total investments
202		Celestica, Inc.	73,690

Total Canada (cost $170,900)			$150,190

Ireland - 2.59% of net assets applicable to common unitholders
Computer Hardware & Storage - 1.74% of total investments
137		Seagare Technology	$132,205

Industrial & Commercial Machinery & Computer Equipment - 1.41% of total investments
218		Trane Technologies PLC	107,073

Total Ireland (cost $205,808)			$239,278

Netherlands - 2.26% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 2.74% of total investments
105		ASML Holding N.V.	$208,891

Total Netherlands (cost $136,060)			$208,891

United States - 76.04% of net assets applicable to common unitholders
Aircraft & Parts - 1.05% of total investments
188	A	Woodward, Inc.	$79,983

Auto, Dealers & Gas - 1.04% of total investments
862	A	O’Reilly Automotive, Inc.	79,382

Business Services - 20.96% of total investments
185	A	AppLovin Corp.	95,318
1,407		Affirm Holdings	114,741
178		MSCI, Inc.	99,687
2,406		Alphabet, Inc. Class C	850,112
589		Microsoft Corp.	219,709
189		Mastercard Incorporated	97,070
395		Oracle Corp.	57,887
533	A	Palantir Technologies, Inc.	62,185

Chemicals & Allied - 5.45% of total investments
187		Eli Lilly and Company	224,293
4,049	A	Elanco Animal Health, Inc.	99,646
327		Ecolab, Inc.	91,105

Computer Programming - 0.85% of total investments
378		Space Explorations	64,585

Electronic and Equipment - 28.12% of total investments
369		Advanced Micro Devices, Inc.	214,356
157		Micron Technology, Inc.	181,224
207		Analog Devices, Inc.	82,214
4,630		NVIDIA Corp.	926,417
1,269		Broadcom, Inc.	479,365
461		General Electric Company	172,290
73	A	GE Vernova, Inc.	85,765

Fabricated Metal Products, except Machinery and Transportation Equipment - 1.23% of total investments
96		Parker-Hannifin Corp.	93,900

Furniture & Fixtures - 1.63% of total investments
849		Johnson Controls, Inc.	124,047

Heavy Construction other than Building Construction Contractors - 0.89% of total investments
94		Quanta Services, Inc.	67,684

Hotels, Rooming Houses, Camps, and Other Lodging Places - 2.64% of total investments
609		Hilton Worldwide Holdings, Inc.	201,250

Industrial & Commercial Machinery & Computer Equipment - 9.45% of total investments
1,299		Apple, Inc.	375,879
103		Caterpillar, Inc.	109,685
55		Sandisk Corp.	125,055
324		Vertiv Holdings, Co.	108,482

Miscellaneous Retail - 2.94% of total investments
941	A	Amazon.com, Inc.	224,278

Miscellaneous Services - 3.04% of total investments
411		Meta Platforms, Inc.	231,512

Network Equipment - 1.94% of total investments
870	A	Arista Networks, Inc.	147,796

Non-Depository Institution- 1.69% of total investments
376		Visa, Inc.	129,002

Primary Metal Industries- 1.26% of total investments
357		Howmet Aerospace, Inc.	95,983

Security & Commodity Brokers, Dealers, Exchanges and Services - 0.96% of total investments
350		Morgan Stanley	73,164

Small Arms - 1.09% of total investments
148		Axon Enterprise, Inc.	82,970

Specialty Tech Hardware - 1.79% of total investments
159		Lumentum Holdings	136,432

Transportation Equipment - 1.99% of total investments
361	A	Tesla, Inc.	151,837

Transportation Services - 1.09% of total investments
439		C.H. Robinson Worldwide, Inc.	82,681

Wholesale Trade - 1.04% of total investments
105		McKesson Corp.	79,338

Total United States (cost $5,189,360)			$7,018,306

TOTAL COMMON STOCKS (cost $5,702,128)			$7,616,665

		Total investments (82.52% of net assets)	$7,616,665
		Other assets less liabilities (17.48% of net assets)	1,613,872

		Net assets applicable to common unitholders - 100%	$9,230,537

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments	(concluded)	June 30, 2026 (Unaudited)

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
3 Equity Index Contracts	Russell 1000 Mini Index	09/18/26	$756,975	$12,885

	The underlying notional amount at value of open long futures contracts is 8.20% of net assets applicable to common unitholders.

A Non-dividend producing security.